TAX SITUATION - Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred asset
Deferred asset	S/ 520,953	S/ 463,717
Deferred liabilities
Deferred liability	(134,204)	(108,603)
Buildings [member]
Deferred liabilities
Deferred liability	(78)	(3,076)
Buildings [member] | Other [Member]
Deferred liabilities
Deferred liability	(66,818)	(68,398)
Allowance for loan losses for loan portfolio [Member] | Other [Member]
Deferred asset
Deferred asset	699,970	674,689
Provision for profit sharing [Member]
Deferred asset
Deferred asset	57,351	8,852
Provision for sundry expenses and risks [Member]
Deferred asset
Deferred asset	5,313	3,761
Provision for sundry expenses and risks [Member] | Other [Member]
Deferred asset
Deferred asset	36,256	27,404
Provision for pending vacations [Member] | Other [Member]
Deferred asset
Deferred asset	24,378	16,817
Depreciation of improvements for leased premises [Member]
Deferred asset
Deferred asset	19,005	20,479
Carry forward tax losses [member]
Deferred asset
Deferred asset	14,309	20,369
Carry forward tax losses [member] | Other [Member]
Deferred asset
Deferred asset	4,773	6,790
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member]
Deferred asset
Deferred asset	6,229	11,893
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred asset
Deferred asset	632	4,105
Others
Deferred asset
Deferred asset	27,913	5,126
Others | Other [Member]
Deferred asset
Deferred asset	51,541	35,122
Deferred liabilities
Deferred liability	(12,977)	(12,694)
Intangibles net [Member]
Deferred liabilities
Deferred liability	(50,048)	(36,907)
Intangibles net [Member] | Other [Member]
Deferred liabilities
Deferred liability	(223,101)	(159,620)
Adjustment for difference in exchange of SUNAT and SBS [Member] | Other [Member]
Deferred liabilities
Deferred liability	(30,846)	(47,289)
Deferred acquisitions costs DAC [Member]
Deferred liabilities
Deferred liability	(27,925)	(28,581)
Deferred acquisitions costs DAC [Member] | Other [Member]
Deferred liabilities
Deferred liability	(17,578)	(14,913)
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member]
Deferred liabilities
Deferred liability	(34,054)	(20,790)
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred liabilities
Deferred liability	(12,387)	(3,190)
Unrealized gain in valuation on fair value hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(9,451)	(5,201)
Fluctuation of the fair value of the covered bonds [Member] | Other [Member]
Deferred liabilities
Deferred liability	(7,971)	(16,558)
Unrealized gain in valuation on cash flow hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(2,021)	(6,608)
Unrealized losses due to valuation of investments available for sale [Member]
Deferred asset
Deferred asset	14,992	9,286
Technical reserves for premiums [Member]
Deferred liabilities
Deferred liability	(23,180)	(12,084)
Buildings revaluation [Member]
Deferred liabilities
Deferred liability	(3,463)	(1,694)
Buildings revaluation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(4,795)	(5,356)
Deferred income due to commission [Member]
Deferred asset
Deferred asset	8,138	7,503
Allowance for loan losses for insurance [Member]
Deferred asset
Deferred asset	6,945	8,298
Gain generated in the reorganization of Pacfico EPS [Member]
Deferred liabilities
Deferred liability	(39,515)	(39,515)
Catastrophic insurance reserve [Member]
Deferred liabilities
Deferred liability	(9,776)	(9,950)
Leasing operations related to loans [Member]
Deferred liabilities
Deferred liability	(3,810)	(4,788)
Fluctuation due to valuation of investments at fair value through profit or loss investments [Member]
Deferred liabilities
Deferred liability	0	(3,061)
Fluctuation due to valuation of investments at fair value through profit or loss investments [Member] | Other [Member]
Deferred liabilities
Deferred liability	S/ (11,202)	S/ (5,107)